SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR MARKETING AND REINSURANCE AGREEMENTS WITH COVENTRY (DETAILS) (Collaborative Arrangement, Coventry Prescription Drug Plan [Member])	12 Months Ended
Dec. 31, 2011
Collaborative Arrangement, Coventry Prescription Drug Plan [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Quota-Share Reinsurance Agreement, Percentage of Net Premiums And Related Policy Benefits	50.00%